Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 299,001	$ 256,368
Incentives	9,445	5,244
Contract assets	308,446	261,612
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	549,848	481,836
Incentives	52,331	50,331
Contract assets	602,179	532,167
Accumulated amortization and impairment
Disclosure Of Contract Costs [Line Items]
Transition costs	250,847	225,468
Incentives	42,886	45,087
Contract assets	$ 293,733	$ 270,555